Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Abstract]
Amount outstanding	$ 161,893	$ 242,991
Federal Home Loan Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Federal Reserve Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Cash Management [Member]
Short-term Debt [Abstract]
Amount outstanding	161,893	242,991	$ 209,406
Maximum amount outstanding at any month end	233,522	252,996	209,406
Average amount outstanding	$ 194,810	$ 228,086	$ 185,672
Weighted average interest rate, For the year	0.65%	0.61%	0.59%
Weighted average interest rate, As of year end	0.95%	0.62%	0.59%